Westcott Technology Fund
Schedule of Investments
March 31, 2002 (Unaudited)

Common Stocks - 93.4%                                             Shares                                   Value

Biological Products (No Diagnostic Substances) - 8.3%
Amgen, Inc. (a)                                                         700                                     $ 41,776
Biogen, Inc. (a)                                                        800                                       39,248
Genzyme Corp. (a)                                                     1,600                                       69,872
Medimmune, Inc. (a)                                                   1,500                                       58,995
                                                                                                    ---------------------
                                                                                                    ---------------------
                                                                                                                 209,891
                                                                                                    ---------------------

Cable & Other Pay Television Services - 1.9%
Echostar Communications Corp. (a)                                     1,700                                       48,144
                                                                                                    ---------------------

Computer Communication Equipment - 2.0%
Cisco Systems, Inc. (a)                                               3,000                                       50,790
                                                                                                    ---------------------

Computer Communications Equipment - 2.6%
Juniper Networks, Inc. (a)                                            5,300                                       66,886
                                                                                                    ---------------------

Computer Storage Devices - 3.4%
EMC Corp. (a)                                                         7,200                                       85,824
                                                                                                    ---------------------

Computers & Office Equipment - 2.5%
International Business Machines, Inc.                                   600                                       62,400
                                                                                                    ---------------------

Electromedical & Electrotherapeutic Apparatus - 1.8%
Medtronic, Inc.                                                       1,000                                       45,210
                                                                                                    ---------------------

Electronic Components - 4.0%
Flextronics International LTD (a)                                     5,500                                      100,375
                                                                                                    ---------------------

Electronic Computers - 4.7%
Dell Computer Corp. (a)                                               2,500                                       65,275
Sun Microsystems, Inc. (a)                                            6,200                                       54,684
                                                                                                    ---------------------
                                                                                                    ---------------------
                                                                                                                 119,959
                                                                                                    ---------------------

Functions Related to Depository Banking - 2.6%
Concord EFS, Inc. (a)                                                 2,000                                       66,500
                                                                                                    ---------------------

Investors - 2.3%
Electronic Data Systems Corp.                                         1,000                                       57,990
                                                                                                    ---------------------

Oil, Gas, Field Services - 2.3%
Schlumberger LTD                                                      1,000                                       58,820
                                                                                                    ---------------------

Optical Instruments & Lenses - 2.6%
KLA-Tencor Corp. (a)                                                  1,000                                       66,500
                                                                                                    ---------------------


Westcott Technology Fund
Schedule of Investments
March 31, 2002 (Unaudited)

Common Stocks - 93.4% - continued                                 Shares                                   Value

Search, Detection, Navigation, Guidance, Aeronautical Sys. - 2.3%
Raytheon Co.                                                          1,400                                     $ 57,470
                                                                                                    ---------------------

Security Brokers, Dealers & Flotation Companies - 2.1%
Investment Technology Group, Inc.                                     1,000                                       52,740
                                                                                                    ---------------------

Semiconductors & Related Devices - 8.7%
Analog Devices (a)                                                    1,300                                       58,552
Intel Corp.                                                           2,200                                       66,902
Nvidia Corp. (a)                                                      1,200                                       53,232
Vitesse Semiconductor (a)                                             4,300                                       42,140
                                                                                                    ---------------------
                                                                                                    ---------------------
                                                                                                                 220,826
                                                                                                    ---------------------

Services - Computer Processing & Data Preparation - 2.2%
SunGard Data Systems, Inc. (a)                                        1,700                                       56,049
                                                                                                    ---------------------

Services-Business Services - 2.9%
EBAY, Inc. (a)                                                        1,300                                       73,632
                                                                                                    ---------------------

Services-Computer Integrated Systems Design - 2.6%
Cerner Corp. (a)                                                      1,400                                       66,794
                                                                                                    ---------------------

Services-Computer Processing & Data Preparation - 3.1%
First Data Corp.                                                        900                                       78,525
                                                                                                    ---------------------

Services-Prepackaged Software - 23.1%
Borland Software Corp. (a)                                            5,600                                       72,856
Check Point Software Technologies LTD (a)                             1,700                                       51,680
Computer Associates International, Inc.                               2,800                                       61,292
Mercury Interactive Corp. (a)                                         1,800                                       67,770
Microsoft Corp. (a)                                                   1,000                                       60,310
Oracle Corp. (a)                                                      6,600                                       84,480
Siebel Systems, Inc. (a)                                              1,800                                       58,698
Symantec Corp. (a)                                                    1,800                                       74,178
VERITAS Software Corp. (a)                                            1,200                                       52,596
                                                                                                    ---------------------
                                                                                                    ---------------------
                                                                                                                 583,860
                                                                                                    ---------------------

Special Industry Machinery,  - 5.2%
Novellus Systems, Inc. (a)                                            1,200                                       64,956
Applied Materials, Inc. (a)                                           1,200                                       65,124
                                                                                                    ---------------------
                                                                                                                 130,080
                                                                                                    ---------------------

Telephone & Telegraph Apparatus - 0.2%
Corning, Inc.                                                           600                                        4,572
                                                                                                    ---------------------

TOTAL COMMON STOCKS (Cost $2,288,916)                                                                          2,363,837
                                                                                                    ---------------------
Westcott Technology Fund
Schedule of Investments
March 31, 2002 (Unaudited)

Convertible Corporate Bonds - 1.4%
Juniper Networks, Inc., 4.75%, 03/15/07                              50,000
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $38,624)                                                                $ 35,750
                                                                                                    ---------------------

Corporate Bonds - 4.7%
Checkpoint Systems, Inc., 5.25%, 11/01/05                            50,000                                       50,313
Echostar Communication Corp., 4.875%, 01/01/07                       50,000                                       45,562
Oak Industries, Inc.,  4.875%, 03/01/08                              25,000                                       21,156
                                                                                                    ---------------------
TOTAL CORPORATE BONDS (Cost $113,146)                                                                            117,031
                                                                                                    ---------------------

TOTAL INVESTMENTS (Cost $2,440,686) - 99.5%                                                                    2,516,618
                                                                                                    ---------------------
Cash and other assets less liabilities - 0.50%                                                                    13,526
                                                                                                    ---------------------
TOTAL NET ASSETS - 100.0%                                                                                    $ 2,530,144
                                                                                                    =====================

(a) Non-income producing

Westcott Technology Fund
Statment of Assets & Liabilities
March 31, 2002 (Unaudited)


Assets
Investments in securities, at value (cost $2,440,686)                                                    $ 2,516,618
Interest receivable                                                                                            1,974
Dividends receivable                                                                                             224
Receivable for investments sold                                                                               51,938
                                                                                                    -----------------
     Total assets                                                                                          2,570,754
                                                                                                    -----------------

Liabilities
Payable to custodian                                                                                          25,829
Accrued advisory fees                                                                                          3,300
Accrued 12b-1 fees                                                                                               163
Redemptions payable                                                                                           11,318
                                                                                                    -----------------
     Total liabilities                                                                                        40,610
                                                                                                    -----------------

Net Assets                                                                                               $ 2,530,144
                                                                                                    =================

Net Assets consist of:
Paid in capital                                                                                            4,750,035
Undistributed net investment income (loss)                                                                   (10,313)
Accumulated net realized gain (loss) on investments                                                       (2,285,510)
Net unrealized appreciation (depreciation) on investments                                                     75,932
                                                                                                    -----------------

Net Assets                                                                                               $ 2,530,144
                                                                                                    =================

Class A:
Net Assets value,
   and redemption price per share ($59,943 / 25,940)                                                          $ 2.31
                                                                                                    =================

Maximum offering price per share ($2.31 / 95%)                                                                $ 2.43
                                                                                                    =================

Class I:
Net Assets value,
   and redemption price per share ($2,470,201 / 1,074,494)                                                    $ 2.30
                                                                                                    =================

Westcott Technology Fund
Statement of Operations
for the six months ended March 31, 2002 (Unaudited)


Investment Income
Dividend income                                                                                           $ 1,736
Interest income                                                                                             8,219
                                                                                                    --------------
  Total Income                                                                                              9,955
                                                                                                    --------------

Expenses
Investment adviser fee                                                                                     20,186
12b-1 fee                                                                                                      82
Trustee expenses                                                                                            1,174
                                                                                                    --------------
  Total Expenses                                                                                           21,442
Expenses waived and reimbursed [Note 3]                                                                    (1,174)
                                                                                                    --------------
                                                                                                    --------------
Total operating expenses                                                                                   20,268
                                                                                                    --------------
                                                                                                    --------------
Net Investment Income (Loss)                                                                              (10,313)
                                                                                                    --------------

Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                        (224,055)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                               178,481
                                                                                                    --------------
                                                                                                    --------------
Net realized and unrealized gain (loss) on investment securities                                          (45,574)
                                                                                                    --------------
                                                                                                    --------------
Net increase (decrease) in net assets resulting from operations                                         $ (55,887)
                                                                                                    ==============

Westcott Technology Fund
Statement of Changes
                                                                        Six months ended
                                                                         March 31, 2002                 Year ended
Increase (Decrease) in Net Assets                                          (Unaudited)              September 30, 2001
                                                                     ------------------------   ----------------------------
Operations
  Net investment gain (loss)                                                       $ (10,313)                      $ (5,023)
  Net realized gain (loss) on investment securities                                 (224,055)                      (642,446)
  Change in net unrealized appreciation (depreciation)                               178,481                       (191,992)
                                                                     ------------------------   ----------------------------
                                                                     ------------------------   ----------------------------
  Net increase (decrease) in net assets resulting from operations                    (55,887)                      (839,461)
                                                                     ------------------------   ----------------------------
Distributions
  From net investment income                                                               -                              -
  From net realized gain                                                                   -                              -
                                                                     ------------------------   ----------------------------
                                                                     ------------------------   ----------------------------
  Total distributions                                                                      -                              -
                                                                     ------------------------   ----------------------------
Share Transactions - net increase (decrease)
Class A
   Net proceeds from sale of shares                                                   47,750                              -
   Shares issued in reinvestment of distributions                                          -                              -
   Shares redeemed                                                                   (45,560)                        (7,629)
        Total Class A share transactions
                                                                     ------------------------   ----------------------------
                                                                                       2,190                         (7,629)
                                                                     ------------------------   ----------------------------
Class I
   Net proceeds from sale of shares                                                2,038,686                        280,247
   Shares issued in reinvestment of distributions                                          -                              -
   Shares redeemed                                                                   (31,013)                      (420,864)
        Total Class I share transactions
                                                                     ------------------------   ----------------------------
                                                                                   2,007,673                       (140,617)
                                                                     ------------------------   ----------------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                       2,009,863                       (148,246)
                                                                     ------------------------   ----------------------------
                                                                     ------------------------   ----------------------------
Total Increase (Decrease) in Net Assets                                            1,953,976                       (987,707)
                                                                     ------------------------   ----------------------------

Net Assets
  Beginning of period                                                                576,168                      1,563,875
                                                                     ------------------------   ----------------------------
  End of period [including accumulated net
    investment income (loss) of  $(10,313) and $0, respectively]                 $ 2,530,144                      $ 576,168
                                                                     ========================   ============================

Capital Share Transactions - A Shares
   Shares sold                                                                        19,305                              -
   Shares issued in reinvestment of distributions                                          -                              -
   Shares repurchased                                                                (19,305)                        (3,012)
                                                                     ------------------------   ----------------------------

   Net increase (decrease) from capital transactions                                       -                         (3,012)
                                                                     ========================   ============================

Capital Share Transactions - I Shares
   Shares sold                                                                       861,581                        112,214
   Shares issued in reinvestment of distributions                                          -                              -
   Shares repurchased                                                                (13,279)                      (127,625)
                                                                     ------------------------   ----------------------------

   Net increase (decrease) from capital transactions                                 848,302                        (15,411)
                                                                     ========================   ============================

Westcott Technology Fund
Class A
Financial Highlights

                                                 Six months ended
                                                  March 31, 2002              Year ended            Period ended
                                                    (Unaudited)             Sept. 30, 2001         Sept. 30, 2000      (a)
                                              ------------------------     ------------------  -----------------------
Selected Per Share Data
Net asset value, beginning of period                           $ 2.30                 $ 5.83                  $ 10.00
                                              ------------------------     ------------------  -----------------------
Income (loss) from investment operations
   Net investment income (loss)                                 (0.01)                 (0.03)                   (0.10)
   Net realized and unrealized gain (loss)                       0.02                  (3.50)                   (4.07)
                                              ------------------------     ------------------  -----------------------
Total from investment operations                                 0.01                  (3.53)                   (4.17)
                                              ------------------------     ------------------  -----------------------

Less distributions:
   Distributions from net investment income                      0.00                   0.00                     0.00
   Distributions from net realized gains                         0.00                   0.00                     0.00
                                              ------------------------     ------------------  -----------------------
Total distributions                                              0.00                   0.00                     0.00
                                              ------------------------     ------------------  -----------------------
                                              ------------------------     ------------------  -----------------------
Net asset value, end of period                                 $ 2.31                 $ 2.30                   $ 5.83
                                              ========================     ==================  =======================

Total Return (d)                                                0.43% (b)             (60.55)%                 (41.70)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                   $60                    $60                     $169
Ratio of expenses to average net assets                         1.95% (c)              1.95%                    1.97% (c)
Ratio of expenses to average net assets
   before reimbursement                                         2.06% (c)              2.24%                    2.09% (c)
Ratio of net investment income (loss) to
   average net assets                                           (1.03)(c)              (0.90)%                  (1.61)(c)
Ratio of net investment income (loss) to
   average net assets before reimbursement                      (1.14)(c)              (1.19)%                  (1.73)(c)
Portfolio turnover rate                                        42.20%                 48.57%                  154.29%


(a) For the period December 9, 1999 (Commencement of Operations) to September
30, 2000 (b) For periods of less than a full year, total return is not annualized (c) Annualized (d) Total return does not reflect any sales load

Westcott Technology Fund
Class I
Financial Highlights

                                             Six months ended
                                              March 31, 2002             Year ended         Period ended
                                                (Unaudited)            Sept. 30, 2001      Sept. 30, 2000    (a)
                                           ----------------------     -----------------  -------------------
Selected Per Share Data
Net asset value, beginning of period                      $ 2.28                $ 5.77              $ 10.00
                                           ----------------------     -----------------  -------------------
Income (loss) from investment operations
   Net investment income (loss)                            (0.01)                (0.02)               (0.08)
   Net realized and unrealized gain (loss)                  0.03                 (3.47)               (4.15)
                                           ----------------------     -----------------  -------------------
Total from investment operations                            0.02                 (3.49)               (4.23)
                                           ----------------------     -----------------  -------------------

Less distributions:
   Distributions from net investment income                 0.00                  0.00                 0.00
   Distributions from net realized gains                    0.00                  0.00                 0.00
                                           ----------------------     -----------------  -------------------
Total distributions                                         0.00                  0.00                 0.00
                                           ----------------------     -----------------  -------------------
                                           ----------------------     -----------------  -------------------
Net asset value, end of period                            $ 2.30                $ 2.28               $ 5.77
                                           ======================     =================  ===================

Total Return (d)                                           0.88% (b)            (60.55)%             (42.30)(b)

Ratios and Supplemental Data
Net assets, end of period (000)                           $2,470                  $517               $1,395
Ratio of expenses to average net assets                    1.70% (c)             1.70%                1.72% (c)
Ratio of expenses to average net assets
   before reimbursement                                    1.79% (c)             1.98%                1.86% (c)
Ratio of net investment income (loss) to
   average net assets                                      (0.87)(c)             (0.64)%              (1.32)(c)
Ratio of net investment income (loss) to
   average net assets before reimbursement                 (0.96)(c)             (0.93)%              (1.46)(c)
Portfolio turnover rate                                   42.20%                48.57%              154.29%


(a) For the period December 9, 1999 (Commencement of Operations) to September
30, 2000 (b) For periods of less than a full year, total return is not annualized (c) Annualized (d) Total return does not reflect any sales load

                            Westcott Technology Fund
                          Notes to Financial Statements
                                 March 31, 2002
                                   (Unaudited)

NOTE 1.  ORGANIZATION

     The Westcott Technology Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on September 29, 1999 and commenced operations on December 9, 1999. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long-term growth of capital. The Board of Trustees has authorized 3 classes of shares of the Fund:
Class A shares, Class B shares and Class I shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Aegis Asset Management, Inc. (the "Adviser"). The Fund's adviser has entered into a sub-advisory agreement with Oxford Capital Management, Inc. ("Oxford Capital"), to serve as the sub-adviser of the Fund and manage the composition of the portfolio of securities and other investments belonging to the Fund.


NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last-quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Sub-Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Sub-Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Sub-Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.


                            Westcott Technology Fund
                          Notes to Financial Statements
                           March 31, 2002 - continued
                                   (Unaudited)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Aegis Asset Management, Inc., 230 Westcott St., Suite 1, Houston, Texas 77007, (the "Adviser") serves as investment adviser to the Fund. The Adviser was organized as a Texas corporation in 1933. The Adviser manages large capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients. The investment decisions for the Fund are made by a committee of the Adviser, which is primarily responsible for the day-to-day management of the Fund's portfolio.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), 12b-1 expenses, fees and expenses of the non-interested person Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee (based on average daily net assets) of 1.70% computed and accrued daily and paid monthly. For the six months ended March 31, 2002, the Adviser received a fee of $20,186 from the Fund. The Adviser has voluntarily agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees incurred by the Fund for the period ended March 31, 2002. These expense reimbursements are voluntary and can end at any time. For the six months ended March 31, 2002, the Adviser reimbursed expenses of $1,174.

     The sub-adviser to the Fund is Oxford Capital Management, Inc., 606 Baltimore Avenue, Suite 300, Townson, Maryland 21204 (the "Sub-Adviser"). Under the terms of the sub-advisory agreement, the Sub-Adviser receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund.

    The Fund retain Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Securities, Inc., to act as the principal distributor of the Fund's shares. On behalf of the Class A shares, the Fund has adopted a distribution plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940, as amended. Under the Distribution Plan, the Fund is authorized to pay a fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Class A shares. Of these expenses, the Fund paid $3 to Westcott Securities LLC, a related broker/dealer under common control, which is registered with the Securities & Exchange Commission, for expenses related to the sale of Class A shares.


                            Westcott Technology Fund
                          Notes to Financial Statements
                           March 31, 2002 - continued
                                   (Unaudited)

NOTE 4.  INVESTMENTS

     For the six months ended March 31, 2002, purchases and sales of investment securities, other than short-term investments, aggregated $3,366,842 and $7863,631, respectively. At March 31, 2002, the unrealized appreciation for all securities totaled $197,696 and the unrealized depreciation for all securities totaled $121,764 for a net unrealized depreciation of $75,932. The aggregate cost of securities for federal income tax purposes at March 31, 2002 was $2,440,686.

NOTE 5.  ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6.  RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities, but is affiliated with Westcott Securities, LLC. Westcott Securities, LLC may receive commissions on trades made on behalf of the Fund. For the period ended March 31, 2002, Westcott Securities LLC received no brokerage fees and commissions from the Fund.

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2002, Donaldson, Lufkin and Jenrette beneficially owned in aggregate more than 97% of Class A shares of the Fund and Donaldson, Lufkin and Jenrette owned in aggregate more than 97% of Class I shares of the Fund.

Westcott Large Cap Fund
Schedule of Investments
March 31, 2002 (Unaudited)

Common Stocks - 77.7%                                          Shares                                     Value

Air Transportation, Scheduled - 3.4%
Southwest Airlines Co.                                           10,800                                      $ 208,980
                                                                                                   --------------------

Crude Petroleum & Natural Gas - 3.7%
Burlington Resources, Inc.                                        5,700                                        228,513
                                                                                                   --------------------

Department Stores - 4.0%
May Department Stores Co.                                         7,200                                        250,920
                                                                                                   --------------------

Electric & Other Services Combined - 3.7%
Exelon Corp.                                                      4,300                                        227,771
                                                                                                   --------------------

Finance Services - 3.8%
American Express Co.                                              5,700                                        233,472
                                                                                                   --------------------

Fire, Marine, Casualty Insurance - 3.8%
Allstate Corp.                                                    6,200                                        234,174
                                                                                                   --------------------

Investors - 3.2%
Electronic Data Systems Corp.                                     3,400                                        197,166
                                                                                                   --------------------

Motor Vehicle Parts & Accessories - 3.8%
Delphi Automotive Systems, Inc. (a)                              14,600                                        233,454
                                                                                                   --------------------

National Commercial Banks - 11.4%
J.P. Morgan Chase & Co.                                           7,200                                        256,680
Bank of America Corp.                                             3,300                                        224,466
Wells Fargo & Co.                                                 4,600                                        227,240
                                                                                                   --------------------
                                                                                                   --------------------
                                                                                                               708,386
                                                                                                   --------------------

Newspapers: Publishing or Publishing & Printing - 4.1%
Dow Jones & Co., Inc.                                             4,400                                        256,168
                                                                                                   --------------------

Oil, Gas, Field Services - 3.5%
Schlumberger LTD                                                  3,700                                        217,634
                                                                                                   --------------------

Petroleum Refining - 4.0%
ChevronTexaco Corp.                                               2,750                                        248,243
                                                                                                   --------------------

Pharmaceutical Preparations - 3.3%
Bristol-Myers Squibb, Inc.                                        5,000                                        202,450
                                                                                                   --------------------

Plastic Mail, Synth Resin/Rubber, Cellulose (No Glass) - 3.7%
DuPont (EI) de NeMours                                            4,800                                        226,320
                                                                                                   --------------------
Westcott Large Cap Fund
Schedule of Investments
March 31, 2002 (Unaudited)

Common Stocks - 77.7% - continued                              Shares                                     Value

Primary Production of Aluminum - 3.5%
Alcoa, Inc.                                                       5,700                                      $ 215,118
                                                                                                   --------------------

Radio Telephone Communications - 2.3%
AT&T Wireless Services, Inc.                                     15,800                                        141,410
                                                                                                   --------------------

Retail-Grocery Stores - 4.2%
Albertson's, Inc.                                                 7,850                                        260,149
                                                                                                   --------------------

Telephone Communications (No Radio Telephone) - 8.3%
AT&T Corp.                                                       10,600                                        166,420
SBC Communications, Inc.                                          4,700                                        175,968
Verizon Communications, Inc.                                      3,800                                        173,470
                                                                                                   --------------------
                                                                                                   --------------------
                                                                                                               515,858
                                                                                                   --------------------

TOTAL COMMON STOCKS (Cost $4,631,037)                                                                        4,806,186
                                                                                                   --------------------

U. S. Government Notes - 2.3%
U. S. Treasury Notes, 9/30/02, 6.00%  (Cost $142,784)           140,000                                        142,701
                                                                                                   --------------------

U. S. Treasury Bills - 15.7%
U. S. Treasury Bills, 1.75%, 4/4/02                             175,000                                        174,913
U. S. Treasury Notes, 1.75%, 5/2/02                             175,000                                        174,748
U. S. Treasury Bills, 1.76%, 6/2/02                             175,000                                        174,490
U. S. Treasury Bills, 1.79%, 7/5/02                             175,000                                        174,272
U. S. Treasury Bills, 1.89%, 9/5/02                             140,000                                        138,933
U. S. Treasury Bills, 1.83%, 8/8/02                             131,000                                        130,230
                                                                                                   --------------------
TOTAL U. S. TREASURY BILLS (Cost $792,839)                                                                     967,587
                                                                                                   --------------------

Money Market Funds - 9.1%
Huntington Investment A, 0.74%, (b)                             280,000                                        280,000
U.S. Bank, 1.27%, (b)                                           280,625                                        280,625
                                                                                                   --------------------
TOTAL MONEY MARKET SECURITIES (Cost $560,625)                                                                  560,625
                                                                                                   --------------------

TOTAL INVESTMENTS (Cost $6,301,977) - 104.8%                                                                 6,477,099
                                                                                                   --------------------
Liabilities in excess of cash and other assets -(4.8)%                                                        (294,426)
                                                                                                   --------------------
TOTAL NET ASSETS - 100.0%                                                                                  $ 6,182,673
                                                                                                   --------------------

(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at March
31, 2002.

Statement of Assets & Liabilities
March 31, 2002 (Unaudited)

Assets
Investment in securities (cost $6,301,977)                                                   $ 6,477,099
Cash                                                                                              51,853
Interest receivable                                                                                4,679
Dividends receivable                                                                               4,199
Receivable for fund shares sold                                                                    2,750
                                                                                      -------------------
   Total assets                                                                                6,540,580
                                                                                      -------------------

Liabilities
Accrued advisory fees                                                                              6,261
Accrued 12b-1 fees                                                                                   540
Payable for fund shares purchased                                                                 96,525
Payable for investments purchased                                                                254,581
                                                                                      -------------------
   Total liabilities                                                                             357,907
                                                                                      -------------------

Net Assets                                                                                   $ 6,182,673
                                                                                      ===================

Net Assets consist of:
Paid in capital                                                                                5,999,867
Undistributed net investment income (loss)                                                         7,684
Net unrealized appreciation (depreciation) on investments                                        175,122
                                                                                      -------------------

Net Assets                                                                                   $ 6,182,673
                                                                                      ===================

Class A:
Net Asset Value,
   and redemption price per share ($1,274,724 / 124,075 shares)                                  $ 10.27
                                                                                      ===================

Maximum offering price per share ($10.27 / 95%)                                                  $ 10.81
                                                                                      ===================

Class I:
Net Asset Value, offering price and redemption
   price per share ($4,907,949 / 477,042 shares)                                                 $ 10.29
                                                                                      ===================

Westcott Large Cap Fund
Statement of Operations for the period December 24, 2001 (commencement of operations) through March 31, 2002 (Unaudited)

Investment Income
Interest income                                                                                   $ 3,726
Dividend income                                                                                    18,791
                                                                                           ---------------
Total Income                                                                                       22,517
                                                                                           ---------------

Expenses
12b-1 fee - Class A                                                                                   540
Investment advisor fee                                                                             14,293
Trustee's fees                                                                                        625
                                                                                           ---------------
     Total expenses                                                                                15,458
Expenses reimbursed  [Note 3]                                                                        (625)
                                                                                           ---------------
                                                                                           ---------------
Total operating expenses                                                                           14,833
                                                                                           ---------------
                                                                                           ---------------
Net Investment Income (Loss)                                                                        7,684
                                                                                           ---------------

Realized & Unrealized Gain (Loss)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                       175,122
                                                                                           ---------------
Net realized and unrealized gain (loss) on investment securities                                  175,122
                                                                                           ---------------
                                                                                           ---------------
Net increase (decrease) in net assets resulting from operations                                 $ 182,806
                                                                                           ===============

Westcott Large Cap Fund
Statement of Changes in Net Assets
                                                                          Six Months ended
                                                                           March 31, 2002
                                                                             (Unaudited)         (a)
                                                                     ----------------------------
Increase (Decrease) in Net Assets
Operations
   Net investment income (loss)                                                          $ 7,684
   Change in net unrealized appreciation (depreciation)                                  175,122
                                                                     ----------------------------
                                                                     ----------------------------
   Net increase (decrease) in net assets resulting from operations                       182,806
                                                                     ----------------------------
Distributions to shareholders
   From net investment income                                                                  -
   From net realized gain                                                                      -
                                                                     ----------------------------
   Total distributions                                                                         -
Share Transactions
Class A
   Net proceeds from sale of shares                                                    2,229,527
   Shares issued in reinvestment of distributions                                              -
   Shares redeemed                                                                    (1,005,081)
                                                                     ----------------------------
        Total Class A share transactions                                               1,224,446
                                                                     ----------------------------

Class I
   Net proceeds from sale of shares                                                    4,970,354
   Shares issued in reinvestment of distributions                                              -
   Shares redeemed                                                                      (194,933)
                                                                     ----------------------------
        Total Class I share transactions                                               4,775,421
                                                                     ----------------------------

         Net increase (decrease) in net assets
         resulting from share transactions                                             5,999,867
                                                                     ----------------------------
                                                                     ----------------------------
Total increase (decrease) in net assets                                                6,182,673
                                                                     ----------------------------

Net Assets
   Beginning of period                                                                         -
                                                                     ----------------------------

   End of period [Including undistributed net investment
     income of $7,684]                                                               $ 6,182,673
                                                                     ============================
Capital Share Transactions - A Shares
   Shares sold                                                                           225,701
   Shares issued in reinvestment of distributions                                              -
   Shares repurchased                                                                   (101,626)
                                                                     ----------------------------

   Net increase (decrease) from capital transactions                                     124,075
                                                                     ============================

Capital Share Transactions - I Shares
   Shares sold                                                                           496,272
   Shares issued in reinvestment of distributions                                              -
   Shares repurchased                                                                    (19,230)
                                                                     ----------------------------

   Net increase (decrease) from capital transactions                                     477,042
                                                                     ============================


(a) For the period December 24, 2001 (Commencement of Operations) to March 31,
2002

Westcott Large Cap Fund
Class A
Financial Highlights
                                                      Period ended
                                                     March 31, 2002
                                                       (Unaudited)     (a)
                                                   --------------------
Selected Per Share Data
Net asset value, beginning of period                              9.93
                                                   --------------------
Income (loss) from investment operations
   Net investment income (loss)                                   0.02
   Net realized and unrealized gain (loss)                        0.32
                                                   --------------------
Total from investment operations                                  0.34
                                                   --------------------

Less distributions:
   Distributions from net investment income                          -
   Distributions from net realized gains                             -
                                                   --------------------
Total distributions                                                  -
                                                   --------------------
                                                   --------------------
Net asset value, end of period                                 $ 10.27
                                                   ====================

Total Return (d)                                                 3.42% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                 $1,275
Ratio of expenses to average net assets                          1.35% (c)
Ratio of expenses to average net assets
   before reimbursement                                          1.39% (c)
Ratio of net investment income (loss) to
   average net assets                                            0.75% (c)
Ratio of net investment income (loss) to
   average net assets before reimbursement                       0.71% (c)
Portfolio turnover rate                                          0.00%


(a) For the period January 10, 2002 (Commencement of Operations) to March 31,
2002 (b) For periods of less than a full year, total return is not annualized
(c) Annualized (d) Total return does not reflect any sales load

Westcott Large Cap Fund
Class I
Financial Highlights
                                                        Period ended
                                                       March 31, 2002
                                                        (Unaudited)       (a)
                                                   -----------------------
Selected Per Share Data
Net asset value, beginning of period                                10.00
                                                   -----------------------
Income (loss) from investment operations
   Net investment income (loss)                                      0.01
   Net realized and unrealized gain (loss)                           0.28
                                                   -----------------------
Total from investment operations                                     0.29
                                                   -----------------------

Less distributions:
   Distributions from net investment income                          0.00
   Distributions from net realized gains                             0.00
                                                   -----------------------
Total distributions                                                  0.00
                                                   -----------------------
                                                   -----------------------
Net asset value, end of period                                    $ 10.29
                                                   =======================

Total Return (d)                                                    2.90% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                    $4,908
Ratio of expenses to average net assets                             1.10% (c)
Ratio of expenses to average net assets
   before reimbursement                                             1.15% (c)
Ratio of net investment income (loss) to
   average net assets                                               0.54% (c)
Ratio of net investment income (loss) to
   average net assets before reimbursement                          0.49% (c)
Portfolio turnover rate                                             0.00%


(a) For the period December 24, 2001 (Commencement of Operations) to March 31,
2002 (b) For periods of less than a full year, total return is not annualized
(c) Annualized (d) Total return does not reflect any sales load

                             Westcott Large Cap Fund
                          Notes to Financial Statements
                                 March 31, 2002
                                   (Unaudited)

NOTE 1.  ORGANIZATION

     The Westcott Large Cap Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on September 29, 1999 and commenced operations on December 24, 2001. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is to provide long term growth of capital. The Board of Trustees has authorized 3 classes of shares of the Fund:
Class A shares, Class B shares, and Class I shares. Each class is subject to different expenses and a different sales charge structure. The investment advisor to the Fund is Aegis Asset Management, Inc. (the "Adviser"). The Adviser has entered into a Sub-Advisory Agreement with Oxford Capital Management, Inc. (the "Sub-Adviser") to serve as the sub-adviser of the Fund and manage the Fund's investments.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last-quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Sub-Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Sub-Adviser determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Sub-Adviser believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.




                             Westcott Large Cap Fund
                          Notes to Financial Statements
                           March 31, 2002 - continued
                                   (Unaudited)

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES - continued

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Aegis Asset Management, Inc., 230 Westcott St., Suite 1, Houston, Texas 77007, (the "Adviser") serves as investment adviser to the Fund. The Adviser was organized as a Texas corporation in 1933. William S. Kilroy Jr. is the controlling shareholder of the Adviser. The Adviser manages large capitalization equity, medium capitalization equity, balanced and fixed income portfolios for a variety of tax-exempt and taxable clients.

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), 12b-1 expenses, fees and expenses of the non-interested person Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee (based on average daily net assets) of 1.10% computed and accrued daily and paid monthly. For the period December 24, 2001 (commencement of operations) through March 31, 2002, the Adviser received a fee of $14,293 from the Fund. The Adviser has contractually agreed to reimburse the Fund for the fees and expenses of the non-interested person Trustees incurred by the Fund through January 31, 2003. For the period December 24, 2001 (commencement of operations) through March 31, 2002, the Adviser reimbursed expenses of $625.

     The sub-adviser to the Fund is Gulf Investment Management, Inc., Three Memorial City Plaza, 840 Gessner, Suite 500, Houston, TX, 77024-4258, (the "Sub-Adviser"). Thomas G. Macrini, Managing Director and CIO of the Sub-Adviser, may be deemed to control the Sub-Adviser as a result of his beneficial ownership of shares of the Sub-Adviser. Under the terms of the sub-advisory agreement, the Sub-Adviser receives a fee from the Adviser computed and accrued daily and paid monthly at an annual rate of 0.50% of the average daily net assets of the Fund.

    The Fund retain Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

     The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Securities, Inc., to act as the principal distributor of the Fund's shares. On behalf of the Class A shares, the Fund has adopted a distribution plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940, as amended. Under the Distribution Plan, the Fund is authorized to pay a fee in an amount not to exceed on an annual basis 0.25% of the average daily net asset value of the Class A shares. For the period December 24, 2001 (commencement of operations) through March 31, 2002, the Fund incurred distribution expenses of $540 for Class A shares.

                             Westcott Large Cap Fund
                          Notes to Financial Statements
                           March 31, 2002 - continued
                                   (Unaudited)

NOTE 4.  INVESTMENTS

     For the period December 24, 2001 (commencement of operations) through March 31, 2002, purchases of investment securities, other than short term investments, aggregated $4,631,037 and there were no sales. At March 31, 2002, the unrealized appreciation for all securities totaled $298,806 and the unrealized depreciation for all securities totaled $123,684 for a net unrealized depreciation of $175,122. The aggregate cost of securities for federal income tax purposes at March 31, 2002 was $6,301,977.

NOTE 5.  ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6.  RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities, but is affiliated with Westcott Securities, LLC. Westcott Securities, LLC can receive commissions on trades made on behalf of the Fund. For the period ended March 31, 2002, Westcott Securities, LLC received $2,085 in commissions from the Fund.

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2002, Donaldson, Lufkin, and Jenrette beneficially owned in aggregate more than 83% of Class A shares of the Fund and Donaldson, Lufkin and Jenrette owned in aggregate more than 31% of Class I shares of the Fund.